SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
SCHEDULE OF CALCULATION OF LOSS ON EXTINGUISHMENT

Calculation of loss on extinguishment:
New cash proceeds	$105,000
Carrying amount of the extinguished warrant liability	$312,983
Consideration Received	$417,983

Consideration Given
New warrant liability (672,000; exercise price of $3.18)	$626,482
Preferred share liability (118 shares)	$138,824
Common shares (152,000 @ $1.67 per share)	$253,840
Consideration Given	$1,019,146

Loss on extinguishment	$601,163

SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE

A summary of the Company’s stock option activity is as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

15-Nov-20	1	1	756,000.00	15-Nov-30	5.88
15-Nov-20	1	1	756,000.00	15-Nov-25	0.87
13-Apr-22	6	6	138,600.00	13-Apr-27	2.28
12-Jul-22	3	2	138,600.00	12-Jul-25	0.53
Total	11	10	$250,854.55		2.00

SCHEDULE OF STOCK OPTIONS

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding options, December 31, 2022	13	$46,376.16
Expired/Cancelled	(1)	162,684.00
Outstanding options, December 31, 2023	12	$38,903.00
Expired/Cancelled	(1)	2,268.44
Outstanding options, December 31, 2024	11	$250,854.55

SCHEDULE OF RESTRICTED SHARE UNIT ACTIVITY BY GRANT DATE

A summary of the Company’s restricted share unit activity during the year ended December 31, 2023 and the year ended December 31, 2024 is as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	17	17	129,780.00
13-Apr-22	7	7	138,600.00

Outstanding RSU, December 31, 2024	24	24	$132,352.50

SCHEDULE OF RESTRICTED SHARE UNITS ACTIVITY

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2022	25	$132,325.20
Exercised/cancelled	(1)	(138,600.00)
Outstanding RSU, December 31, 2023	24	$132,352.50
Exercised/cancelled	-	-
Outstanding RSU, December 31, 2024	24	$132,352.50

SCHEDULE OF SHARE PURCHASE WARRANT ACTIVITY BY GRANT DATE

A summary of the Company’s share purchase warrant activity is as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	14	863,100.00	28-Sep-25
11-Jan-22	80	289,800.00	10-Jan-27
31-Oct-23	56	12.60	none
Total	150	$235,120.70

SCHEDULE OF SHARE PURCHASE WARRANT

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2022	271	$272,258.22
Granted	564	$7,001.78
Exercised	(525)	$52,272.00
Outstanding, December 31, 2023	310	$162,219.95
Granted	300,681	$1,231.33
Expired	(10)	(1,449,000)
Exercised/Exchanged	(300,831)	$640.06
Outstanding, December 31, 2024	150	$235,120.70

Agent options [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE

A summary of the Company’s agent options activity is as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1	1	$831,600.00	28-Sep-25	0.74
29-Sep-20	2	2	$863,100.00	28-Sep-25	0.74
11-Jan-22	3	3	$318,780.00	11-Jan-27	2.03
31-Oct-23	95	95	$900.90	31-Oct-28	3.84
Total Agent options	101	101	35,640.85		3.69

SCHEDULE OF STOCK OPTIONS

	Number of	Weighted average
	options	exercise price
Outstanding agent options, December 31, 2021	4	$94,626.00
Granted	4	31,626.00
Outstanding agent options, December 31, 2022	8	$63,126.00
Granted	95	90.09
Outstanding agent options, December 31, 2023	103	$4,986.08
Expired	(2)	144,900.00
Outstanding agent options, December 31, 2024 and the date of the MD&A	101	35,640.85